UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Global Infrastructure Fund

March 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 92.8%

	Air Freight & Logistics – 1.3%

17,641	Oesterreichische Post Ag	$614,079

2,347,154	Singapore Post Limited	1,904,536
	Total Air Freight & Logistics	2,518,615
	Commerical Services & Supplies – 3.3%

2,522,860	China Everbright International Limited	1,185,806

27,017	Standard Parking Corporation, (2)	553,849

146,241	Waste Connections Inc.	4,757,220
	Total Commerical Services & Supplies	6,496,875
	Construction & Engineering – 4.1%

664,279	Ferrovial SA	7,635,146

9,560	Vinci S.A	498,534
	Total Construction & Engineering	8,133,680
	Diversified Financial Services – 0.1%

2,986,714	Metro Pacific Investments Corporation	287,993
	Diversified Telecommunication Services – 0.6%

455,694	Singapore Telecommunications Limited	1,141,909
	Electric Utilities – 13.9%

102,412	Brookfield Infrastructure Partners LP	3,236,219

639,563	Cheung Kong Infrastructure Holdings Ltd	3,891,463

6,267	CPFL Energia SA	189,577

22,477	Duke Energy Corporation	472,242

1,033,538	E CL SA	2,855,027

72,322	E ON AG	1,732,356

64,152	EDP Energias do Brasil S.A	1,453,519

6,477	Elia System Operator SA NV	274,270

43,191	Emera Inc	1,468,351

44,999	Fortis Inc	1,455,830

25,703	Fortum Oyj	623,901

57,000	Hafslund ASA, Class B Shares, (3)	575,530

6,727	ITC Holdings Corporation	517,575

162,067	Pepco Holdings, Inc.	3,061,446

44,157	PGE SA	274,006

10,665	Pinnacle West Capital Corporation	510,854

342,163	Power Assets Holding Ltd	2,511,514

354,650	Power Grid Corp of India Ltd	752,879

102,407	Terna-Rete Elettrica Nazionale SpA	411,655

8,628	UIL Holdings Corporation	299,909

11,618	Unitil Corp.	311,711

18,996	Westar Energy Inc.	530,558
	Total Electric Utilities	27,410,392
	Gas Utilities – 8.2%

156,944	APA Group	829,110

33,994	Atmos Energy Corporation	1,069,451

8,567	Chesapeake Utilities Corporation	352,275

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Global Infrastructure Fund (continued)

March 31, 2012

Shares	Description (1)	Value

	Gas Utilities (continued)

43,160	Enagas	$830,631

20,587	GAIL India Ltd., GDR	920,239

638,671	Hong Kong and China Gas Company Limtied	1,636,658

12,054	ONEOK, Inc.	984,330

13,980	Piedmont Natural Gas Company	434,359

192,926	Questar Corporation	3,715,755

30,944	Rubis	1,809,493

232,801	Snam Rete Gas S.p.A	1,119,621

9,874	South Jersey Industries Inc.	494,095

715,489	Towngas China Co Ltd	518,727

17,659	WGL Holdings Inc.	718,721

201,711	Xinao Gas Holdings	696,133
	Total Gas Utilities	16,129,598
	Independent Power Producers & Energy Traders – 1.6%

71,565	Brookfield Renewable Energy	1,846,075

24,024	Endesa SA Chile	1,296,816
	Total Independent Power Producers & Energy Traders	3,142,891
	Industrial Conglomerates – 0.6%

100,924	Beijing Enterprises Holdings	615,378

315,759	NWS Holdings Limited	483,059
	Total Industrial Conglomerates	1,098,437
	Machinery – 0.1%

231,897	Hyflux Limited	275,793
	Media – 1.1%

28,942	Eutelsat Communications	1,069,996

46,477	Ses	1,153,262
	Total Media	2,223,258
	Multi-Utilities – 10.0%

4,610	CenterPoint Energy, Inc.	90,909

15,685	Dominion Resources, Inc.	803,229

722,916	DUET Group	1,362,877

107,918	Gdf Suez	2,787,943

706,493	Hera SpA	1,008,212

281,368	Iren Spa	241,106

122,563	National Grid PLC, Sponsored ADR	6,186,980

105,582	NiSource Inc.	2,570,922

87,466	OGE Energy Corp.	4,679,431

31,087	Vector Limited	65,926
	Total Multi-Utilities	19,797,535
	Oil, Gas & Consumable Fuels – 13.9%

5,052	Boardwalk Pipline Partners, LP	133,676

84,800	El Paso Corporation	2,505,840

220,509	Enbridge Inc.	8,566,775

38,288	Enbridge Inc.	1,487,069

142,699	Keyera Corp	5,885,645

8,419	Pembina Pipeline Corp Com	237,854

2	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

132,251	Spectra Energy Corporation	$4,172,519

23,122	TransCanada Corporation	994,246

11,526	Veresen Inc	175,181

108,328	Williams Companies, Inc.	3,337,586
	Total Oil, Gas & Consumable Fuels	27,496,391
	Road & Rail – 3.5%

336,667	ComfortDelGro Corporation	417,804

415,015	MTR Corporation	1,485,720

162,671	QR National LTD	628,516

1,639,745	SMRT Corporation Limited	2,263,202

491,440	Stagecoach Group Plc	2,006,792
	Total Road & Rail	6,802,034
	Transportation Infrastructure – 26.2%

233,847	Abertis Infraestructuras S.A	3,981,191

27,552	Aeroports de Paris	2,261,367

332,173	Atlantia SpA	5,515,616

623,240	Auckland International Airport Limited	1,255,360

107,161	Autostrada Torino-Milano	736,760

162,627	Brisa Auto-Estrada de Portugal S.A	579,114

1,434,305	China Merchants Holdings International Company Limited	4,802,228

929,014	Cosco Pacific Limited	1,402,096

8,276	Flughafen Zuerich AG	3,204,234

14,011	Fraport AG	877,334

10,058	Hamburger Hafen und Logistik AG	338,714

1,259,036	Hutchison Port Holdings Trst	963,163

1,487,362	Intl Container Term Svcs Inc	2,269,063

67,739	Japan Airport Terminal Company	891,238

433,997	Jiangsu Expressway Company Limited	419,715

30,050	Koninklijke Vopak NV	1,731,164

99,691	Macquarie Atlas Road Group	175,551

423,113	OHL Mexico SAB DE	668,049

204,790	Port of Tauranga Limited	1,819,349

40,495	Santos Brasil Participacoes SA	708,100

235,325	SATS Limited	466,138

60,732	Sias SPA	464,932

925,585	Sydney Airport	2,751,664

1,533,683	Transurban Group	8,896,534

87,949	Westshore Terminals Income Fund	2,138,216

90,834	Wilson Sons Ltd-BDR	1,470,402

620,331	Infratil Limited	959,982
	Total Transportation Infrastructure	51,747,274
	Water Utilities – 4.3%

982,300	Aguas Andinas Sa-A	587,048

291	American States Water Co	10,517

23,516	American Water Works Company	800,249

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Global Infrastructure Fund (continued)

March 31, 2012

Shares	Description (1)	Value

	Water Utilities (continued)

36,909	Aqua America Inc.	$822,702

32,711	California Water Service Group	595,667

70,209	Companhia de Saneamento de Minas Gervais Copasa MG	1,653,062

2,219,733	Guangdong Investment Limited	1,546,414

89,569	Inversiones Aguas Metropol	151,236

11,890	Middlesex Water Company	224,601

52,597	Pennon Group PLC	598,572

146,857	United Utilities PLC	1,412,899
	Total Water Utilities	8,402,967
	Wireless Telecommunication Services – 0.0%

321	SBA Communications Corporation, (2)	16,309
	Total Common Stocks (cost $167,158,245)	183,121,951

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 5.1%

	Real Estate Investment Trusts – 5.1%

146,730	American Tower REIT Inc.	$9,246,925

629,242	Parkway Life Real Estate	898,524
	Total Real Estate Investment Trust Common Stocks (cost $8,582,894)	10,145,449

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 0.5%

	Transportation Infrastructure – 0.5%

374,232	Australian Infrastructure Fd	$883,839
	Total Exchange-Traded Funds (cost $634,224)	883,839

Shares	Description (1)	Value
	PREFERRED STOCKS – 0.2%

	Independent Power Producers & Energy Traders – 0.2%

14,806	COPEL	$348,089
	Total Preferred Stocks (cost $320,186)	348,089

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 0.3%

	Gas Utilities – 0.3%

2,099,286	Cityspring Infrastructure	$642,954
	Total Investment Companies (cost $775,878)	642,954

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.5%

	Money Market Funds – 0.5%

967,181	State Street Institutional Liquid Reserve Fund, 0.230%, (4)	$967,181
	Total Short-Term Investments (cost $967,181)	967,181
	Total Investments (cost $178,438,608) – 99.4%	196,109,463
	Other Assets Less Liabilities – 0.6%	1,155,994
	Net Assets – 100%	$197,265,457

4	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks*	$182,546,421	$575,530	$—	$183,121,951
Real Estate Investment Trust Common Stocks	10,145,449	—	—	10,145,449
Exchange-Traded Funds	883,839	—	—	883,839
Preferred Stocks	348,089	—	—	348,089
Investment Companies	642,954	—	—	642,954
Short-Term Investments:
Money Market Funds	967,181	—	—	967,181
Total	$195,533,933	$575,530	$—	$196,109,463
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

During the period ended March 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments was $181,482,793.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$20,347,642
Depreciation	(5,720,972)
Net unrealized appreciation (depreciation) of investments	$14,626,670

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.

(4)	The rate shown is the annualized seven-day effective yield as of March 31, 2012.

ADR	American Depositary Receipt.

BDR	Brazilian Depositary Receipt.

GDR	Global Depositary Receipt.

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Real Estate Securities Fund

March 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 2.3%

	Capital Markets – 0.0%

60,447	HFF Inc., Class A Shares, (2), (3)	$995,562
	Commercial Services & Supplies – 0.2%

354,063	Standard Parking Corporation, (2), (3)	7,258,292
	Health Care Providers & Services – 0.1%

2,432	Assisted Living Concepts Inc.	40,396

392,413	Capital Senior Living Corporation, (2), (3)	3,625,896
	Total Health Care Providers & Services	3,666,292
	Hotels, Restaurants & Leisure – 0.1%

61,746	Hyatt Hotels Corporation, Class A, (3)	2,637,789
	Real Estate – 1.9%

1,678,274	Brookfield Properties Corporation, (2)	29,285,881

1,035,656	Brookfield Asset Management, Inc.	32,695,660

190,445	Forest City Enterprises, Inc., (2), (3)	2,982,369

34,331	Newcastle Investments Holdings, (4)	17,852
	Total Real Estate	64,981,762
	Total Common Stocks (cost $66,463,995)	79,539,697

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 96.7%

	Diversified – 7.2%

138,433	American Assets Trust Inc.	$3,156,272

2,035,286	Cousins Properties, Inc., (2)	15,427,468

1,542,550	Liberty Property Trust	55,099,886

468,584	PS Business Parks Inc.	30,710,995

312,117	Select Income REIT	7,047,602

1,341,804	Vornado Realty Trust, (2)	112,979,897

987,349	Washington Real Estate Investment Trust, (2)	29,324,265
	Total Diversified	253,746,385
	Industrial – 4.9%

2,613,015	DCT Industrial Trust Inc.	15,416,789

1,167,208	EastGroup Properties Inc., (2)	58,617,186

459,607	First Industrial Realty Trust, Inc., (3)	5,676,146

303,364	Mapletree Logistics Trust	228,057

2,092,812	Prologis Inc., (2)	75,383,088

239,355	Stag Industrial Inc	3,341,396

995,424	Terreno Realty Corporation	14,244,517
	Total Industrial	172,907,179
	Office – 11.9%

578,175	Alexandria Real Estate Equities Inc.	42,281,938

2,410,342	BioMed Realty Trust Inc.	45,748,291

1,510,740	Boston Properties, Inc.	158,612,593

43,999	Coresite Realty Corporation	1,037,936

309,193	Digital Realty Trust Inc., (2)	22,871,006

606,792	Douglas Emmett Inc.	13,840,926

6	Nuveen Investments

Shares	Description (1)	Value

	Office (continued)

865,001	Dupont Fabros Technology Inc.	$21,149,274

401,117	Franklin Street Properties Corporation, (2)	4,251,840

512,811	Highwoods Properties, Inc., (2)	17,086,863

1,560,454	Mack-Cali Realty Corporation	44,972,284

47,801	Mission West Properties Inc.	471,318

13,121	Parkway Properties Inc.	137,508

901,457	Piedmont Office Realty Trust, (2)	16,000,862

437,667	SL Green Realty Corporation	33,941,076
	Total Office	422,403,715
	Residential – 19.0%

1,432,459	American Campus Communities Inc., (2)	64,059,566

687,952	AvalonBay Communities, Inc.	97,242,015

1,211,887	BRE Properties, Inc.	61,260,888

982,636	Camden Property Trust	64,608,317

607,628	Colonial Properties Trust, (2)	13,203,756

755,092	Equity Lifestyles Properties Inc.	52,660,116

1,412,807	Equity Residential, (2)	88,469,974

446,866	Essex Property Trust Inc.	67,704,668

749,713	Home Properties New York, Inc., (2)	45,739,990

830,788	Mid-America Apartment Communities, (2)	55,687,720

1,104,703	Post Properties, Inc.	51,766,383

437,413	UDR Inc.	11,683,301
	Total Residential	674,086,694
	Retail – 28.4%

1,420,404	Acadia Realty Trust	32,015,906

3,818	Alexander’s Inc.	1,503,834

3,258,247	Developers Diversified Realty Corporation, (2)	47,570,406

752,456	Equity One Inc., (2)	15,214,660

404,945	Federal Realty Investment Trust, (2)	39,194,627

3,097,925	Glimcher Realty Trust	31,660,794

2,054,866	Kimco Realty Corporation	39,576,719

1,824,056	Kite Realty Group Trust	9,612,775

1,631,165	Macerich Company, (2)	94,199,779

4,295,351	National Retail Properties, Inc., (2)	116,790,594

1,718,643	Ramco-Gershenson Properties Trust, (2)	21,001,817

946,348	Regency Centers Corporation, (2)	42,093,559

210,203	Retail Opportunity Investments Corporation, (2)	2,530,844

165,725	Saul Centers Inc., (2)	6,688,661

2,979,222	Simon Property Group, Inc., (2)	434,013,061

233,921	Tanger Factory Outlet Centers, (2)	6,954,471

221,247	Taubman Centers Inc., (2)	16,139,969

968,266	Urstadt Biddle Properties Inc.	19,113,571

690,608	Weingarten Realty Trust, (2)	18,252,769

1,190,385	Westfield Group, (3)	10,887,931
	Total Retail	1,005,016,747

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Real Estate Securities Fund (continued)

March 31, 2012

Shares	Description (1)			Value

	Specialized – 25.3%

509,041	American Tower REIT Inc.			$32,079,764

646,784	Cogdell Spencer Inc.			2,742,364

137,905	CubeSmart			1,641,070

2,156,960	DiamondRock Hospitality Company			22,195,118

7,731	Entertainment Properties Trust			358,564

763,087	Extra Space Storage Inc., (2)			21,969,275

3,628,688	Health Care Property Investors Inc., (2)			143,188,028

1,322,394	Health Care REIT, Inc., (2)			72,678,774

2,992,686	Hersha Hospitality Trust			16,340,066

9,627,269	Host Hotels & Resorts Inc.			158,079,757

833,161	LaSalle Hotel Properties			23,445,151

135,360	LTC Properties Inc.			4,331,520

746,826	Medical Properties Trust Inc., (2)			6,930,545

4,268,460	Parkway Life Real Estate			6,095,132

402,110	Pebblebrook Hotel Trust			9,079,644

1,365,629	Public Storage, Inc., (2)			188,688,959

288,522	RLJ Lodging Trust			5,375,165

634,489	Sovran Self Storage Inc., (2)			31,616,587

274,712	Strategic Hotels & Resorts Inc., (3)			1,807,605

1,163,153	Summit Hotel Properties Inc.			8,816,700

304,600	Sunstone Hotel Investors Inc., (2), (3)			2,966,804

39,673	Universal Health Realty Income Trust			1,572,241

2,343,720	Ventas Inc., (2)			133,826,412
	Total Specialized			895,825,245
	Total Real Estate Investment Trust Common Stocks (cost $2,632,536,452)			3,423,985,965

Shares	Description (1)	Coupon	Ratings (5)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 0.1%

	Financials – 0.1%

188,955	Summit Hotel Properties Inc.	9.250%	N/R	$4,907,161
	Total $25 Par (or similar) Preferred Securities (cost $4,723,875)			4,907,161

Shares	Description (1)			Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 19.7%

	Money Market Funds – 19.7%

696,461,677	Mount Vernon Securities Lending Prime Portfolio, 0.301% (6), (7)			$696,461,677
	Total Investments Purchased with Collateral from Securities Lending (cost $696,461,677)			696,461,677

Shares	Description (1)			Value
	SHORT-TERM INVESTMENTS – 0.9%

	Money Market Funds – 0.9%

31,909,809	First American Treasury Obligations Fund, Class Z, 0.000%, (6)			$31,909,809
	Total Short-Term Investments (cost $31,909,809)			31,909,809
	Total Investments (cost $3,432,095,808) – 119.7%			4,236,804,309
	Other Assets Less Liabilities – (19.7)%			(697,690,338)
	Net Assets – 100%			$3,539,113,971

8	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$79,521,845	$—	$17,852	$79,539,697
Real Estate Investment Trust Common Stocks	3,423,985,965	—	—	3,423,985,965
$25 Par (or similar) Preferred Securities	4,907,161	—	—	4,907,161
Investments Purchased with Collateral from Securities Lending	696,461,677	—	—	696,461,677
Short-Term Investments:
Money Market Funds	31,909,809	—	—	31,909,809
Total	$4,236,786,457	$—	$17,852	$4,236,804,309

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stocks
Balance at the beginning of period	$22,658
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(4,806)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$17,852

During the period ended March 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments was $3,520,315,461.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$808,305,134
Depreciation	(91,816,286)
Net unrealized appreciation (depreciation) of investments	$716,488,848

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Real Estate Securities Fund (continued)

March 31, 2012

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, is out on loan for securities lending.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	The rate shown is the annualized seven-day effective yield as of March 31, 2012.

(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

N/R	Not Rated.

10	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Real Asset Income Fund

March 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 25.5%

	Air Freight & Logistics – 2.0%

4,469	Oesterreichische Post Ag	$155,565

173,332	Singapore Post Limited	140,646
	Total Air Freight & Logistics	296,211
	Captital Markets – 0.3%

7,500	Macquarie Korea Infra Fund	36,936
	Construction & Engineering – 0.9%

12,050	Ferrovial SA	138,501
	Diversified Telecommunication Services – 0.6%

32,924	Singapore Telecommunications Limited	82,503
	Electric Utilities – 3.6%

290	CPFL Energia SA	8,773

4,263	E ON AG	102,113

2,097	Fortum Oyj	50,901

13,359	Pepco Holdings, Inc.	252,352

10,325	PGE SA	64,069

627	UIL Holdings Corporation	21,795

882	Unitil Corp.	23,664
	Total Electric Utilities	523,667
	Gas Utilities – 1.7%

8,520	APA Group	45,010

2,916	Enagas	56,120

88,446	Envestra Limited	71,003

15,000	Snam Rete Gas S.p.A	72,140
	Total Gas Utilities	244,273
	Independent Power Producers & Energy Traders – 0.9%

5,285	Brookfield Renewable Energy	136,331
	Industrial Conglomerates – 0.3%

33,000	NWS Holdings Limited	50,485
	Multi-Utilities – 5.2%

143,968	DUET Group	271,415

5,800	Gdf Suez	149,837

76,158	Hera SpA	108,683

22,460	Iren SpA	19,246

2,877	National Grid PLC, Sponsored ADR	145,231

35,516	Spark Infrastructure Group	55,000

4,294	Vector Limited	9,106
	Total Multi-Utilities	758,518
	Oil, Gas & Consumable Fuels – 1.1%

3,031	Boardwalk Pipeline Partners, LP	80,200

1,788	Pembina Pipeline Corp Com	50,515

2,195	Veresen Inc	33,361
	Oil, Gas & Consumable Fuels	164,076

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Real Asset Income Fund (continued)

March 31, 2012

Shares	Description (1)	Value

	Transportation – 7.6%

11,727	Abertis Infraestructuras S.A.	$199,649

5,034	Atlantia SpA	83,588

12,295	Autostrada Torino-Milano	84,531

4,336	Brisa Auto-Estrada de Portugal S.A.	15,440

107,811	Hutchison Port Holdings Trst	82,475

18,144	Infratil Limited	28,078

100,333	Jiangsu Expressway Company Limited	97,031

88,686	Sydney Airport	263,654

40,553	Transurban Group	235,238

226,000	Xiamen International Port-H	29,976
	Total Transportation	1,119,660
	Water Utilities – 1.3%

138,366	Aguas Andinas Sa-A	82,690

34,586	Inversiones Aguas Metropol	58,397

4,927	United Utilities PLC	47,401
	Total Water Utilities	188,488
	Total Common Stocks (cost $3,646,733)	3,739,649

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 10.8%

	Diversified – 0.6%

488	Liberty Property Trust	$17,431

1,722	Select Income REIT	38,883

1,209	Washington Real Estate Investment Trust	35,907
	Total Diversified	92,221
	Mortgage – 0.3%

7,200	Northstar Realty Finance Corporation	38,952
	Office – 1.1%

448	Highwoods Properties, Inc.	14,927

5,308	Mack-Cali Realty Corporation	152,977
	Total Office	167,904
	Retail – 4.6%

19,910	National Retail Properties, Inc.	541,353

4,766	Urstadt Biddle Properties Inc.	94,081

3,537	Westfield Group	32,351
	Total Retail	667,785
	Specialized – 4.2%

2,974	Health Care Property Investors Inc.	117,354

2,846	Health Care REIT, Inc.	156,416

448	LTC Properties Inc.	14,336

10,968	Medical Properties Trust Inc.	101,783

100,166	Parkway Life Real Estate	143,032

4,282	Summit Hotel Properties Inc.	32,458

1,380	Universal Health Realty Income Trust	54,689
	Total Specialized	620,068
	Total Real Estate Investment Trust Common Stocks (cost $1,543,089 )	1,586,930

12	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (2)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.1%

	Energy – 0.3%

1,000	El Paso Energy Capital Trust I, Convertible Preferred	4.750%	BB–	$46,100
	Financials – 0.8%

5,135	Brookfield Asset Management	4.750%	N/R	115,421
	Total Convertible Preferred Securities (cost $159,745)			161,521

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 26.9%

	Diversified – 2.0%

5,135	Brookfield Asset Management	4.750%	N/R	$116,863

4,229	Cousins Property Inc.	7.750%	N/R	105,429

2,469	Vornado Realty Trust	6.750%	BBB–	62,515
	Total Diversified			284,807
	Electric Utilities – 3.7%

131	Connecticut Power & Light Company, (3)	2.200%	BBB	5,674

158	Connecticut Power & Light Company, (3)	4.500%	BBB	6,774

500	Delete Accumulation File	4.960%	Baa1	45,500

522	Entergy Louisiana LLC	6.950%	Ba1	52,331

81,000	First Philippine Holdings	8.732%	N/R	198,656

5,205	NextEra Energy Inc.	5.700%	BBB	130,450

200	Pacific Gas & Electric Corporation	5.000%	BBB	5,000

632	Peco Energy Company	4.680%	BBB	61,241

1,480	Pacific Gas and Electric Company	5.000%	BBB	36,660
	Total Electric Utilities			542,286
	Gas Utilities – 0.3%

500	Delete Accumulation File, (3)	5.000%	A	48,953
	Industrial – 3.3%

1,996	First Industrial Realty Trust, Inc., Series J	7.250%	B+	47,165

5,025	First Industrial Realty Trust, Inc., Series J	7.250%	B+	119,093

3,985	First Potomac Realty Trust	7.750%	N/R	99,665

5,426	Glimcher Realty Trust, Series G	8.125%	B2	134,131

105	Prologis Inc.	6.850%	Baa3	2,625

1,801	Prologis Inc.	6.750%	BB	45,259

935	Prologis Inc.	6.750%	Baa3	23,253
	Total Industrial			471,191
	Office – 3.9%

3,132	Alexandria Real Estate Equities Inc.	6.450%	Baa3	76,327

1,845	Corp Office Probs Trust	7.500%	N/R	46,679

2,020	Digital Realty Trust, (WI/DD)	6.625%	Baa3	50,056

4,210	Digital Realty Trust Inc.	7.000%	Baa3	110,976

1,186	Duke Realty Corporation, Series L	6.000%	Baa3	29,875

878	Dupont Fabros Technology	7.875%	Ba2	22,723

3,573	Hudson Pacific Properties Inc.	8.375%	N/R	94,149

4,016	Kilroy Realty Corporation	6.875%	Ba1	101,163

1,806	Lexington Realty Trust	7.550%	N/R	44,337
	Total Office			576,285

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Real Asset Income Fund (continued)

March 31, 2012

Shares	Description (1)	Coupon		Ratings (2)	Value

	Oil, Gas & Consumable Fuels – 0.1%

868	Westcoast Energy Inc.	5.500%		BBB–	$21,886
	Real Estate – 0.7%

4,383	Forest City Enterprises Inc.	7.375%		B–	108,392
	Residential – 1.3%

1,053	Apartment Investment & Management Company	7.000%		N/R	26,114

3,149	Essex Property Trust	7.125%		BB+	81,244

1,504	Post Properties, Inc., Series A	8.500%		Ba1	88,691
	Total Residential				196,049
	Retail – 6.0%

4,570	CBL & Associates Properties Inc.	7.375%		N/R	114,250

7,340	Cedar Shopping Centers Inc., Series A	8.875%		N/R	184,161

1,650	Developers Diversified Realty Corporation	7.500%		Ba1	41,300

1,650	Developers Diversified Realty Corporation	7.375%		Ba1	41,316

1,800	Excel Trust Inc	8.125%		N/R	45,342

1,970	Inland Real Estate Corporation	8.125%		N/R	50,412

8,155	Kite Realty Group Trust	8.250%		N/R	204,772

3,006	National Retail Properties Inc.	6.625%		Baa3	76,352

2,000	Realty Income Corporation	6.625%		Baa2	50,900

3,058	Regency Centers Corporation	6.625%		Baa3	77,826
	Total Retail				886,631
	Specialized – 5.6%

2,705	Cogdell Spencer Inc.	8.500%		N/R	68,220

3,877	CubeSmart	7.750%		Ba2	98,437

2,000	Health Care REIT, Inc.	6.500%		Baa3	50,280

2,842	Hersha Hospitality Trust	8.000%		N/R	70,283

6,815	Pebblebrook Hotel Trust	8.000%		N/R	170,102

5,310	Summit Hotel Properties Inc.	9.250%		N/R	137,901

5,662	Sunstone Hotel Investors Inc.	8.000%		N/R	139,002

3,624	Sunstone Hotel Investors Inc.	8.000%		N/R	89,368
	Total Specialized				823,593
	Total $25 Par (or similar) Preferred Securities (cost $3,877,918)				3,960,073

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 28.3%

	Consumer Discretionary – 1.2%

$85	Corporativo Javer S.A. de C.V, 144A	9.875%	4/06/21	B+	$81,175

90	Desarrolla Homex S.A.B. de CV, 144A	9.750%	3/25/20	BB–	95,400
175	Total Consumer Discretionary				176,575
	Energy – 6.7%

88	Chespeake Midstream Partners LP, 144A	5.875%	4/15/21	BA3	87,560

90	Crosstex Energy Finance	8.875%	2/15/18	B+	95,625

100	Holly Energy Partners LP, 144A	6.500%	3/01/20	BB–	101,500

80	Inergy LP Finance	7.000%	10/01/18	Ba3	78,000

125	NGPL PipeCo LLC	7.119%	12/15/17	BB+	113,903

14	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Energy (continued)

$200	Origin Energy Finance Limited/	10.642%	6/16/71	Baa3	$265,168

100	PBF Holding Company LLC, 144A	8.250%	2/15/20	BB+	102,000

100	Rockies Express Pipeline Company, 144A	3.900%	4/15/15	BBB	92,000

50	Rubicon Drilling Services, Utlra-Deepwater Limited, 144A	11.875%	3/15/17	B–	55,250
933	Total Energy				991,006
	Finance – 4.8%

400	Royal Capital BV	8.375%	1/01/49	N/R	404,106

329	PHBS Limited	6.625%	3/29/15	N/R	305,559
729	Total Finance				709,665
	Financials – 0.6%

85	Omega Healthcare Investors Inc., 144A	5.875%	3/15/24	BBB–	83,300
	Health Care – 3.2%

85	Community Health Systems, Inc., 144A	8.000%	11/15/19	B	87,763

80	HealthSouth Corporation	7.750%	9/15/22	B+	86,400

115	Kindred Healthcare Inc., Term Loan	8.250%	6/01/19	B–	100,194

125	Select Medical Corporation	6.494%	9/15/15	CCC+	111,875

85	United Refining Inc., 144A	10.500%	2/28/18	B	87,763
490	Total Health Care				473,995
	Industrials – 4.1%

85	Casella Waste Systems Inc.	7.750%	2/15/19	CCC+	84,150

79	Continental Airlines, inc.	7.875%	7/02/18	Ba3	79,509

125	Covanta Energy Corporation, Synthetic Letter of Credit	6.375%	10/01/22	BB	126,998

80	EnergySolutions Inc.	10.750%	8/15/18	BB–	82,600

80	Geo Group Inc.	6.625%	2/15/21	B+	83,700

80	Ultrapetrol Bahamas Limited	9.000%	11/24/14	B–	74,000

50	Vinci SA	8.342%	2/13/49	BBB–	66,352
579	Total Industrials				597,309
	Telecommunication Services – 1.8%

80	Crown Castle International Corporation	7.125%	11/01/19	BB–	87,400

80	IntelSat Jackson Holdings	7.250%	4/01/19	B	84,100

80	SBA Telecommunications Corporation	8.250%	8/15/19	B+	88,200
240	Total Telecommunication Services				259,700
	Transportation – 2.3%

85	Air Canada, 144A	9.250%	8/01/15	B+	82,875

150	Eurogate GMBH	6.750%	5/28/49	N/R	162,045

100	SinOceanic II ASA	10.00%	2/17/15	N/R	97,013
355	Total Transportation				341,933
	Utilities – 3.6%

85	AmeriGas Finance LLC	6.750%	5/20/20	BB	86,275

80	Calpine Corporation, 144A	7.875%	7/31/20	BB	87,000

110	NRG Energy Inc.	7.875%	5/15/21	BBe	105,600

50	Southern California Edison Company	6.250%	1/01/49	BBB+	51,062

100	Suez Environment	4.820%	9/21/49	Baa2	125,368

50	Tennet Holding BV	8.996%	12/29/49	BBB	69,686

475	Total Utilities				524,991
$4,041	Total Corporate Bonds (cost $4,092,882)				4,158,474

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Real Asset Income Fund (continued)

March 31, 2012

Shares	Description (1)			Value

	EXCHANGE-TRADED FUNDS – 0.1%

	Transportation Infrastructure – 0.1%

8,511	Australian Infrastructure Fd			$20,101
	Total Exchange-Traded Funds (cost $15,748)			20,101

Shares	Description (1)			Value
	INVESTMENT COMPANIES – 0.7%

	Gas Utilities – 0.7%

349,416	Cityspring Infrastructure			$107,017
	Total Investment Companies (cost $108,893)			107,017

Principal Amount (000)	Description (1)
	SHORT-TERM INVESTMENTS – 5.0%

$733	Repurchase Agreement with State Street Bank, dated 3/30/12, repurchase price $732,974, collateralized by $670,000 U.S. Treasury Notes, 3.125%, due 5/15/21, value $748,458	0.010%	4/02/12	$732,973
	Total Short-Term Investments (cost $732,973)			732,973
	Total Investments (cost $14,177,981) – 98.4%			14,466,738
	Other Assets Less Liabilities – 1.6%			233,881
	Net Assets – 100%			$14,700,619

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$3,739,649	$—	$—	$3,739,649
Real Estate Investment Trust Common Stocks	1,586,930	—	—	1,586,930
Convertible Preferred Securities	161,521	—	—	161,521
$25 Par (or similar) Preferred Securities*	3,898,672	61,401	—	3,960,073
Corporate Bonds	—	4,158,474	—	4,158,474
Exchange-Traded Funds	20,101	—	—	20,101
Investment Companies	107,017	—	—	107,017
Short-Term Investments:
Repurchase Agreements	—	732,973	—	732,973
Total	$9,513,890	$4,952,848	$—	$14,466,738
*	Refer to the Fund’s Portfolio of Investments for industry breakdown of $25 Par (or similar) Preferred Securities classified as Level 2.

During the period ended March 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

16	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments was $14,200,386.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$393,575
Depreciation	(127,223)
Net unrealized appreciation (depreciation) of investments	$266,352

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Securities categorized as Level 2.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

Nuveen Investments	17

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2012